Non-controlling interests - Cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Cash flows from operating activities	$ 993,926	$ 461,082
Cash flows from (used in) financing activities	(642,650)	234,059
Cash flows used in investing activities	(253,048)	(278,063)
Total
Disclosure of subsidiaries [line items]
Cash flows from operating activities	54,009	170,623
Cash flows from (used in) financing activities	(82,983)	(113,396)
Cash flows used in investing activities	(35,875)	(13,097)
Methanex Egypt
Disclosure of subsidiaries [line items]
Cash flows from operating activities	26,049	145,672
Cash flows from (used in) financing activities	(84,382)	(96,052)
Cash flows used in investing activities	(4,563)	(5,309)
Vessels
Disclosure of subsidiaries [line items]
Cash flows from operating activities	27,960	24,951
Cash flows from (used in) financing activities	1,399	(17,344)
Cash flows used in investing activities	$ (31,312)	$ (7,788)